Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000171792
Shareholder Report [Line Items]
Fund Name	Transamerica Balanced II
Class Name	Class I3
Trading Symbol	TBLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[1]
AssetsNet	$ 65,653,498
Holdings Count | Holding	533
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,653,498
Number of Portfolio Holdings	533
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.5%
Corporate Debt Securities	12.4
U.S. Government Obligations	11.4
U.S. Government Agency Obligations	10.3
Commercial Paper	7.2
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Repurchase Agreements	1.0
Other Investment Company	0.3
Foreign Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.4%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.2
Berkshire Hathaway, Inc., Class B	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171790
Shareholder Report [Line Items]
Fund Name	Transamerica Balanced II
Class Name	Class R
Trading Symbol	TBLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$54	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[2]
AssetsNet	$ 65,653,498
Holdings Count | Holding	533
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$65,653,498
Number of Portfolio Holdings	533
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.5%
Corporate Debt Securities	12.4
U.S. Government Obligations	11.4
U.S. Government Agency Obligations	10.3
Commercial Paper	7.2
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Repurchase Agreements	1.0
Other Investment Company	0.3
Foreign Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.4%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.2
Berkshire Hathaway, Inc., Class B	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021244
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class A
Trading Symbol	IDITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 2,361,924,034
Holdings Count | Holding	553
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021246
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class C
Trading Symbol	IFLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%	[4]
AssetsNet	$ 2,361,924,034
Holdings Count | Holding	553
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081828
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class I
Trading Symbol	TFXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[5]
AssetsNet	$ 2,361,924,034
Holdings Count | Holding	553
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021247
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[6]
AssetsNet	$ 2,361,924,034
Holdings Count | Holding	553
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000234684
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class R
Trading Symbol	TAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[7]
AssetsNet	$ 2,361,924,034
Holdings Count | Holding	553
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156745
Shareholder Report [Line Items]
Fund Name	Transamerica Bond
Class Name	Class R6
Trading Symbol	TAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[8]
AssetsNet	$ 2,361,924,034
Holdings Count | Holding	553
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,361,924,034
Number of Portfolio Holdings	553
Portfolio Turnover Rate	27%
Average MaturityFootnote Reference§	8.22 years
DurationFootnote Reference†	5.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
U.S. Government Obligations	28.0
Asset-Backed Securities	11.3
Mortgage-Backed Securities	10.2
U.S. Government Agency Obligations	9.4
Commercial Paper	5.5
Foreign Government Obligations	0.8
Other Investment Company	0.7
Repurchase Agreements	0.7
Short-Term U.S. Government Obligation	0.5
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	37.4%
AAA	15.4
AA	1.2
A	11.6
BBB	20.7
BB	7.7
B	1.7
CCC	0.4
Below CCC	0.2
NR (Not Rated)	6.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.6%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 05/01/2055	2.2
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 4.25%, 05/15/2039	1.2
U.S. Treasury Notes, 2.63%, 01/31/2026	1.2
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.2
U.S. Treasury Bonds, 4.75%, 11/15/2043	1.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.1
U.S. Treasury Notes, 3.88%, 03/15/2028	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021200
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class A
Trading Symbol	IALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[9]
AssetsNet	$ 1,334,180,902
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021202
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class C
Trading Symbol	ILLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.88%	[10]
AssetsNet	$ 1,334,180,902
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081825
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class I
Trading Symbol	TFOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[11]
AssetsNet	$ 1,334,180,902
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021203
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[12]
AssetsNet	$ 1,334,180,902
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000234682
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class R
Trading Symbol	TAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$75	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.41%	[13]
AssetsNet	$ 1,334,180,902
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000215064
Shareholder Report [Line Items]
Fund Name	Transamerica Capital Growth
Class Name	Class R6
Trading Symbol	TCPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[14]
AssetsNet	$ 1,334,180,902
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,334,180,902
Number of Portfolio Holdings	30
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.4%
Consumer Discretionary	25.9
Financials	9.8
Health Care	8.0
Communication Services	4.8
Industrials	0.5
Repurchase Agreements	6.7
Other Investment Company	1.1
Purchased Options	0.2
Net Other Assets (Liabilities)Footnote Reference^	(1.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	11.1%
MicroStrategy, Inc., Class A	7.5
DoorDash, Inc., Class A	7.4
Tesla, Inc.	7.1
MercadoLibre, Inc.	6.6
Aurora Innovation, Inc.	5.3
Crowdstrike Holdings, Inc., Class A	4.9
ROBLOX Corp., Class A	4.8
Snowflake, Inc., Class A	4.8
Royalty Pharma PLC, Class A	4.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000240466
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class A
Trading Symbol	TABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[15]
AssetsNet	$ 1,658,796,466
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000240467
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class C
Trading Symbol	TABEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%	[16]
AssetsNet	$ 1,658,796,466
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000240465
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class I
Trading Symbol	TABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[17]
AssetsNet	$ 1,658,796,466
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137931
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[18]
AssetsNet	$ 1,658,796,466
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171831
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class I3
Trading Symbol	TMBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[19]
AssetsNet	$ 1,658,796,466
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171829
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class R
Trading Symbol	TMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[20]
AssetsNet	$ 1,658,796,466
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171830
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class R4
Trading Symbol	TMBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[21]
AssetsNet	$ 1,658,796,466
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000228029
Shareholder Report [Line Items]
Fund Name	Transamerica Core Bond
Class Name	Class R6
Trading Symbol	TAGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[22]
AssetsNet	$ 1,658,796,466
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,658,796,466
Number of Portfolio Holdings	485
Portfolio Turnover Rate	36%
Average MaturityFootnote Reference§	8.46 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Government Obligations	30.7%
Corporate Debt Securities	30.4
U.S. Government Agency Obligations	25.5
Commercial Paper	17.6
Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.4
Repurchase Agreements	1.8
Short-Term U.S. Government Obligations	1.3
Foreign Government Obligations	0.8
Other Investment Company	0.3
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(18.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	57.5%
AAA	9.0
AA	1.4
A	10.4
BBB	17.7
BB	2.8
CCC	0.0Footnote Reference*
Below CCC	0.2
NR (Not Rated)	17.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	4.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	3.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	2.4
U.S. Treasury Notes, 4.63%, 02/15/2035	1.8
Uniform Mortgage-Backed Security, TBA, 4.50%, 05/01/2055	1.8
Uniform Mortgage-Backed Security, TBA, 4.00%, 06/01/2052	1.8
U.S. Treasury Notes, 4.13%, 02/28/2027	1.6
Thunder Bay Funding LLC, 4.58%, 05/16/2025	1.4
U.S. Treasury Inflation-Protected Indexed Bonds, 2.50%, 01/15/2029	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 03/01/2052	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000103735
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class A
Trading Symbol	EMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%	[23]
AssetsNet	$ 229,514,495
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000103736
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class C
Trading Symbol	EMTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.92%	[24]
AssetsNet	$ 229,514,495
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000103737
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class I
Trading Symbol	EMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[25]
AssetsNet	$ 229,514,495
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000103738
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class I2
Trading Symbol	IAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[26]
AssetsNet	$ 229,514,495
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156761
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Debt
Class Name	Class R6
Trading Symbol	TAEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[27]
AssetsNet	$ 229,514,495
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$229,514,495
Number of Portfolio Holdings	223
Portfolio Turnover Rate	100%
Average MaturityFootnote Reference§	10.29 years
DurationFootnote Reference†	5.05 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Foreign Government Obligations	57.5%
Corporate Debt Securities	35.1
Repurchase Agreements	5.5
Other Investment Company	3.1
Short-Term Foreign Government Obligations	1.1
U.S. Government Obligations	0.4
Convertible Bonds	0.3
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	0.4%
AAA	3.0
AA	4.3
A	8.2
BBB	25.9
BB	21.5
B	15.9
CCC	6.1
Below CCC	1.4
NR (Not Rated)	6.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2035	2.0%
Mexico Government International Bonds, 7.38%, 05/13/2055	2.0
Mexico Government International Bonds, 6.88%, 05/13/2037	1.5
Republic of Poland Government International Bonds, 5.50%, 03/18/2054	1.3
Philippines Government International Bonds, 5.50%, 02/04/2035	1.3
Mexico Bonos, 10.00%, 11/20/2036	1.1
Egypt Treasury Bills, 26.40%, 10/21/2025	1.1
Turkiye Government Bonds, 12.60%, 10/01/2025	1.0
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2033	1.0
Petroleos Mexicanos, 6.84%, 01/23/2030	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000216506
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Equity
Class Name	Class I
Trading Symbol	TEOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[28]
AssetsNet	$ 130,530,255
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,530,255
Number of Portfolio Holdings	68
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.0
Financials	17.6
Communication Services	13.2
Consumer Staples	8.1
Industrials	6.3
Energy	6.0
Health Care	3.3
Materials	2.8
Real Estate	2.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
China	21.1%
India	13.7
Taiwan	13.3
Republic of Korea	10.6
Brazil	5.3
Republic of South Africa	4.9
Mexico	4.2
Greece	4.0
Turkey	3.1
Uruguay	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.4
Alibaba Group Holding Ltd.	4.3
Naspers Ltd., Class N	3.6
NetEase, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
Reliance Industries Ltd.	2.3
HDFC Bank Ltd.	2.3
AIA Group Ltd.	2.1
Fairfax India Holdings Corp.	2.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000216505
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Equity
Class Name	Class I2
Trading Symbol	TEOJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[29]
AssetsNet	$ 130,530,255
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,530,255
Number of Portfolio Holdings	68
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.0
Financials	17.6
Communication Services	13.2
Consumer Staples	8.1
Industrials	6.3
Energy	6.0
Health Care	3.3
Materials	2.8
Real Estate	2.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
China	21.1%
India	13.7
Taiwan	13.3
Republic of Korea	10.6
Brazil	5.3
Republic of South Africa	4.9
Mexico	4.2
Greece	4.0
Turkey	3.1
Uruguay	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.4
Alibaba Group Holding Ltd.	4.3
Naspers Ltd., Class N	3.6
NetEase, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
Reliance Industries Ltd.	2.3
HDFC Bank Ltd.	2.3
AIA Group Ltd.	2.1
Fairfax India Holdings Corp.	2.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000216501
Shareholder Report [Line Items]
Fund Name	Transamerica Emerging Markets Equity
Class Name	Class R6
Trading Symbol	TEOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[30]
AssetsNet	$ 130,530,255
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,530,255
Number of Portfolio Holdings	68
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.0
Financials	17.6
Communication Services	13.2
Consumer Staples	8.1
Industrials	6.3
Energy	6.0
Health Care	3.3
Materials	2.8
Real Estate	2.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
China	21.1%
India	13.7
Taiwan	13.3
Republic of Korea	10.6
Brazil	5.3
Republic of South Africa	4.9
Mexico	4.2
Greece	4.0
Turkey	3.1
Uruguay	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.4
Alibaba Group Holding Ltd.	4.3
Naspers Ltd., Class N	3.6
NetEase, Inc.	3.4
Samsung Electronics Co. Ltd.	3.2
Reliance Industries Ltd.	2.3
HDFC Bank Ltd.	2.3
AIA Group Ltd.	2.1
Fairfax India Holdings Corp.	2.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000125977
Shareholder Report [Line Items]
Fund Name	Transamerica Energy Infrastructure
Class Name	Class A
Trading Symbol	TMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%	[31]
AssetsNet	$ 142,953,173
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$142,953,173
Number of Portfolio Holdings	26
Portfolio Turnover Rate	36%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.6%
Master Limited Partnerships	23.7
Repurchase Agreements	6.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.6%
Cheniere Energy, Inc.	8.8
Enterprise Products Partners LP	7.5
Energy Transfer LP	6.8
Kinder Morgan, Inc.	6.4
MPLX LP	6.1
TC Energy Corp.	4.5
Enbridge, Inc.	4.4
DT Midstream, Inc.	4.2
Targa Resources Corp.	4.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000125978
Shareholder Report [Line Items]
Fund Name	Transamerica Energy Infrastructure
Class Name	Class C
Trading Symbol	TMCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%	[32]
AssetsNet	$ 142,953,173
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$142,953,173
Number of Portfolio Holdings	26
Portfolio Turnover Rate	36%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.6%
Master Limited Partnerships	23.7
Repurchase Agreements	6.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.6%
Cheniere Energy, Inc.	8.8
Enterprise Products Partners LP	7.5
Energy Transfer LP	6.8
Kinder Morgan, Inc.	6.4
MPLX LP	6.1
TC Energy Corp.	4.5
Enbridge, Inc.	4.4
DT Midstream, Inc.	4.2
Targa Resources Corp.	4.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000125979
Shareholder Report [Line Items]
Fund Name	Transamerica Energy Infrastructure
Class Name	Class I
Trading Symbol	TMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%	[33]
AssetsNet	$ 142,953,173
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$142,953,173
Number of Portfolio Holdings	26
Portfolio Turnover Rate	36%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.6%
Master Limited Partnerships	23.7
Repurchase Agreements	6.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.6%
Cheniere Energy, Inc.	8.8
Enterprise Products Partners LP	7.5
Energy Transfer LP	6.8
Kinder Morgan, Inc.	6.4
MPLX LP	6.1
TC Energy Corp.	4.5
Enbridge, Inc.	4.4
DT Midstream, Inc.	4.2
Targa Resources Corp.	4.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000125980
Shareholder Report [Line Items]
Fund Name	Transamerica Energy Infrastructure
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[34]
AssetsNet	$ 142,953,173
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$142,953,173
Number of Portfolio Holdings	26
Portfolio Turnover Rate	36%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	69.6%
Master Limited Partnerships	23.7
Repurchase Agreements	6.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Williams Cos., Inc.	9.6%
Cheniere Energy, Inc.	8.8
Enterprise Products Partners LP	7.5
Energy Transfer LP	6.8
Kinder Morgan, Inc.	6.4
MPLX LP	6.1
TC Energy Corp.	4.5
Enbridge, Inc.	4.4
DT Midstream, Inc.	4.2
Targa Resources Corp.	4.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132297
Shareholder Report [Line Items]
Fund Name	Transamerica Floating Rate
Class Name	Class A
Trading Symbol	TFLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[35]
AssetsNet	$ 269,338,039
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,338,039
Number of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Average MaturityFootnote Reference§	4.23 years
DurationFootnote Reference†	0.43 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.4%
Corporate Debt Securities	7.3
Repurchase Agreements	4.9
Asset-Backed Securities	2.4
Other Investment Company	1.0
Exchange-Traded Funds	0.6
Common Stocks	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	2.4%
BBB	0.9
BB	16.5
B	69.7
CCC	3.7
Below CCC	0.2
NR (Not Rated)	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan, 1-Month Term SOFR + 3.25%, 7.67%, 05/10/2027	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53%, 07/27/2028	0.8
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 8.44%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 1-Month Term SOFR + 3.75%, 8.17%, 02/11/2028	0.8
First Brands Group LLC, Term Loan, 3-Month Term SOFR + 5.00%, 9.54%, 03/30/2027	0.7
Apro LLC, Term Loan B, 3-Month Term SOFR + 3.75%, 8.05%, 07/09/2031	0.7
Veritiv Corp., Term Loan B, 3-Month Term SOFR + 4.00%, 8.30%, 11/30/2030	0.7
Upfield BV, Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07%, 01/03/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132298
Shareholder Report [Line Items]
Fund Name	Transamerica Floating Rate
Class Name	Class C
Trading Symbol	TFLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%	[36]
AssetsNet	$ 269,338,039
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,338,039
Number of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Average MaturityFootnote Reference§	4.23 years
DurationFootnote Reference†	0.43 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.4%
Corporate Debt Securities	7.3
Repurchase Agreements	4.9
Asset-Backed Securities	2.4
Other Investment Company	1.0
Exchange-Traded Funds	0.6
Common Stocks	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	2.4%
BBB	0.9
BB	16.5
B	69.7
CCC	3.7
Below CCC	0.2
NR (Not Rated)	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan, 1-Month Term SOFR + 3.25%, 7.67%, 05/10/2027	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53%, 07/27/2028	0.8
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 8.44%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 1-Month Term SOFR + 3.75%, 8.17%, 02/11/2028	0.8
First Brands Group LLC, Term Loan, 3-Month Term SOFR + 5.00%, 9.54%, 03/30/2027	0.7
Apro LLC, Term Loan B, 3-Month Term SOFR + 3.75%, 8.05%, 07/09/2031	0.7
Veritiv Corp., Term Loan B, 3-Month Term SOFR + 4.00%, 8.30%, 11/30/2030	0.7
Upfield BV, Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07%, 01/03/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132299
Shareholder Report [Line Items]
Fund Name	Transamerica Floating Rate
Class Name	Class I
Trading Symbol	TFLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[37]
AssetsNet	$ 269,338,039
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,338,039
Number of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Average MaturityFootnote Reference§	4.23 years
DurationFootnote Reference†	0.43 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.4%
Corporate Debt Securities	7.3
Repurchase Agreements	4.9
Asset-Backed Securities	2.4
Other Investment Company	1.0
Exchange-Traded Funds	0.6
Common Stocks	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	2.4%
BBB	0.9
BB	16.5
B	69.7
CCC	3.7
Below CCC	0.2
NR (Not Rated)	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan, 1-Month Term SOFR + 3.25%, 7.67%, 05/10/2027	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53%, 07/27/2028	0.8
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 8.44%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 1-Month Term SOFR + 3.75%, 8.17%, 02/11/2028	0.8
First Brands Group LLC, Term Loan, 3-Month Term SOFR + 5.00%, 9.54%, 03/30/2027	0.7
Apro LLC, Term Loan B, 3-Month Term SOFR + 3.75%, 8.05%, 07/09/2031	0.7
Veritiv Corp., Term Loan B, 3-Month Term SOFR + 4.00%, 8.30%, 11/30/2030	0.7
Upfield BV, Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07%, 01/03/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132300
Shareholder Report [Line Items]
Fund Name	Transamerica Floating Rate
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[38]
AssetsNet	$ 269,338,039
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,338,039
Number of Portfolio Holdings	290
Portfolio Turnover Rate	21%
Average MaturityFootnote Reference§	4.23 years
DurationFootnote Reference†	0.43 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Loan Assignments	86.4%
Corporate Debt Securities	7.3
Repurchase Agreements	4.9
Asset-Backed Securities	2.4
Other Investment Company	1.0
Exchange-Traded Funds	0.6
Common Stocks	0.1
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.7)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	2.4%
BBB	0.9
BB	16.5
B	69.7
CCC	3.7
Below CCC	0.2
NR (Not Rated)	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp., 6.13%, 06/15/2030	1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.9
Bausch & Lomb Corp., Term Loan, 1-Month Term SOFR + 3.25%, 7.67%, 05/10/2027	0.9
Magenta Security Holdings LLC, Super Priority Term Loan, 3-Month Term SOFR + 6.25%, 10.53%, 07/27/2028	0.8
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 1-Month Term SOFR + 4.00%, 8.44%, 06/09/2028	0.8
PetSmart, Inc., Term Loan B, 1-Month Term SOFR + 3.75%, 8.17%, 02/11/2028	0.8
First Brands Group LLC, Term Loan, 3-Month Term SOFR + 5.00%, 9.54%, 03/30/2027	0.7
Apro LLC, Term Loan B, 3-Month Term SOFR + 3.75%, 8.05%, 07/09/2031	0.7
Veritiv Corp., Term Loan B, 3-Month Term SOFR + 4.00%, 8.30%, 11/30/2030	0.7
Upfield BV, Term Loan B12, 3-Month Term SOFR + 3.75%, 8.07%, 01/03/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021252
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class A
Trading Symbol	IATXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[39]
AssetsNet	$ 266,871,937
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021254
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class C
Trading Symbol	IMLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%	[40]
AssetsNet	$ 266,871,937
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081830
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class I
Trading Symbol	TAMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[41]
AssetsNet	$ 266,871,937
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021255
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[42]
AssetsNet	$ 266,871,937
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171813
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class I3
Trading Symbol	TGTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[43]
AssetsNet	$ 266,871,937
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171811
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class R2
Trading Symbol	TGRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[44]
AssetsNet	$ 266,871,937
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171812
Shareholder Report [Line Items]
Fund Name	Transamerica Government Money Market
Class Name	Class R4
Trading Symbol	TFGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[45]
AssetsNet	$ 266,871,937
Holdings Count | Holding	92
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$266,871,937
Number of Portfolio Holdings	92
Average MaturityFootnote Reference§	0.18 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	54.1%
Short-Term U.S. Government Obligations	20.0
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Agency Obligations	8.2
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.32%, 08/05/2025	3.3%
U.S. Treasury Bills, 4.50%, 05/29/2025	2.5
U.S. Treasury Floating Rate Notes, 4.37%, 01/31/2027	2.4
U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.1
U.S. Treasury Bills, 4.29%, 07/01/2025	1.8
U.S. Treasury Notes, 0.75%, 03/31/2026	1.7
U.S. Treasury Bills, 4.31%, 09/02/2025	1.7
Federal Home Loan Banks, 4.37%, 07/03/2025	1.6
U.S. Treasury Bills, 4.37%, 08/12/2025	1.5
U.S. Treasury Bills, 4.18%, 03/19/2026	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021232
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class A
Trading Symbol	IHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[46]
AssetsNet	$ 1,193,433,291
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021234
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class C
Trading Symbol	INCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[47]
AssetsNet	$ 1,193,433,291
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081826
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class I
Trading Symbol	TDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[48]
AssetsNet	$ 1,193,433,291
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021235
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[49]
AssetsNet	$ 1,193,433,291
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171810
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class I3
Trading Symbol	TAHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[50]
AssetsNet	$ 1,193,433,291
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171808
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class R
Trading Symbol	TAHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[51]
AssetsNet	$ 1,193,433,291
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171809
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class R4
Trading Symbol	TAHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[52]
AssetsNet	$ 1,193,433,291
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156743
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Bond
Class Name	Class R6
Trading Symbol	TAHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[53]
AssetsNet	$ 1,193,433,291
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,193,433,291
Number of Portfolio Holdings	270
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	5.46 years
DurationFootnote Reference†	3.01 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	90.0%
Other Investment Company	12.7
Loan Assignments	6.2
Repurchase Agreements	0.8
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(9.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
BBB	8.1%
BB	44.4
B	35.7
CCC	7.9
Below CCC	0.3
NR (Not Rated)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/2032	1.6%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	1.3
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.12%, 12/21/2065	1.2
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032	1.1
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032	1.1
Constellium SE, 6.38%, 08/15/2032	1.0
Graphic Packaging International LLC, 6.38%, 07/15/2032	0.9
Starwood Property Trust, Inc., 6.00%, 04/15/2030	0.8
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	0.8
UKG, Inc., Term Loan B, 1-Month Term SOFR + 3.00%, 7.32%, 02/10/2031	0.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000129483
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Muni
Class Name	Class A
Trading Symbol	THAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[54]
AssetsNet	$ 112,632,407
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,632,407
Number of Portfolio Holdings	259
Portfolio Turnover Rate	32%
Average MaturityFootnote Reference§	16.66 years
DurationFootnote Reference†	9.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.6%
Repurchase Agreements	2.5
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.8
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	0.2%
AA	6.9
A	6.3
BBB	18.4
BB	6.5
NR (Not Rated)	57.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	3.4%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.0
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.5
New Hampshire Business Finance Authority, Revenue Bonds, Zero Coupon, 12/01/2031	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 6.00%, 06/15/2054	1.3
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, Series A, 6.00%, 03/01/2053	1.3
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.3
District of Columbia, Tax Allocation, Series B, Zero Coupon, 06/01/2049	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000129484
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Muni
Class Name	Class C
Trading Symbol	THCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%	[55]
AssetsNet	$ 112,632,407
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,632,407
Number of Portfolio Holdings	259
Portfolio Turnover Rate	32%
Average MaturityFootnote Reference§	16.66 years
DurationFootnote Reference†	9.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.6%
Repurchase Agreements	2.5
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.8
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	0.2%
AA	6.9
A	6.3
BBB	18.4
BB	6.5
NR (Not Rated)	57.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	3.4%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.0
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.5
New Hampshire Business Finance Authority, Revenue Bonds, Zero Coupon, 12/01/2031	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 6.00%, 06/15/2054	1.3
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, Series A, 6.00%, 03/01/2053	1.3
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.3
District of Columbia, Tax Allocation, Series B, Zero Coupon, 06/01/2049	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000129485
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Muni
Class Name	Class I
Trading Symbol	THYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[56]
AssetsNet	$ 112,632,407
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,632,407
Number of Portfolio Holdings	259
Portfolio Turnover Rate	32%
Average MaturityFootnote Reference§	16.66 years
DurationFootnote Reference†	9.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.6%
Repurchase Agreements	2.5
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.8
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	0.2%
AA	6.9
A	6.3
BBB	18.4
BB	6.5
NR (Not Rated)	57.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	3.4%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.0
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.5
New Hampshire Business Finance Authority, Revenue Bonds, Zero Coupon, 12/01/2031	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 6.00%, 06/15/2054	1.3
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, Series A, 6.00%, 03/01/2053	1.3
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.3
District of Columbia, Tax Allocation, Series B, Zero Coupon, 06/01/2049	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000173652
Shareholder Report [Line Items]
Fund Name	Transamerica High Yield Muni
Class Name	Class I2
Trading Symbol	THYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[57]
AssetsNet	$ 112,632,407
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$112,632,407
Number of Portfolio Holdings	259
Portfolio Turnover Rate	32%
Average MaturityFootnote Reference§	16.66 years
DurationFootnote Reference†	9.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	95.6%
Repurchase Agreements	2.5
Corporate Debt Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	1.8
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	0.2%
AA	6.9
A	6.3
BBB	18.4
BB	6.5
NR (Not Rated)	57.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.50%, 01/01/2065	3.4%
Development Authority of Lagrange, Revenue Bonds, Series A, 5.00%, 10/15/2052	2.0
Pennsylvania Economic Development Financing Authority, Revenue Bonds, 4.00%, 07/01/2046	1.5
New Hampshire Business Finance Authority, Revenue Bonds, Zero Coupon, 12/01/2031	1.5
James City County Economic Development Authority, Revenue Bonds, Series A, 6.88%, 12/01/2058	1.4
Delaware State Economic Development Authority, Revenue Bonds, Series B, 5.25%, 11/15/2053	1.3
Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 6.00%, 06/15/2054	1.3
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited, Series A, 6.00%, 03/01/2053	1.3
Washington State Housing Finance Commission, Revenue Bonds, 6.38%, 07/01/2063	1.3
District of Columbia, Tax Allocation, Series B, Zero Coupon, 06/01/2049	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137930
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class A
Trading Symbol	TIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[58]
AssetsNet	$ 139,088,221
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137927
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class C
Trading Symbol	TIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%	[59]
AssetsNet	$ 139,088,221
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137928
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class I
Trading Symbol	ITIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[60]
AssetsNet	$ 139,088,221
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137929
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[61]
AssetsNet	$ 139,088,221
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000244911
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class I3
Trading Symbol	TIOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[62]
AssetsNet	$ 139,088,221
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000244910
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class R
Trading Symbol	TIODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[63]
AssetsNet	$ 139,088,221
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000244909
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class R4
Trading Symbol	TIOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[64]
AssetsNet	$ 139,088,221
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000172159
Shareholder Report [Line Items]
Fund Name	Transamerica Inflation Opportunities
Class Name	Class R6
Trading Symbol	RTIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[65]
AssetsNet	$ 139,088,221
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$139,088,221
Number of Portfolio Holdings	105
Portfolio Turnover Rate	14%
Average MaturityFootnote Reference§	7.17 years
DurationFootnote Reference†	6.20 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	72.7%
Corporate Debt Securities	13.7
Foreign Government Obligations	9.8
Short-Term U.S. Government Obligations	2.2
Short-Term Investment Companies	1.3
Asset-Backed Securities	0.7
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	74.9%
AAA	1.6
AA	1.2
A	6.7
BBB	14.5
NR (Not Rated)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	3.5%
U.S. Treasury Inflation-Protected Indexed Notes, 1.63%, 10/15/2027	3.4
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2042	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 1.25%, 04/15/2028	3.2
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.1
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 2.38%, 10/15/2028	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 01/15/2027	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 2.13%, 04/15/2029	2.7
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 07/15/2026	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000119592
Shareholder Report [Line Items]
Fund Name	Transamerica Intermediate Muni
Class Name	Class A
Trading Symbol	TAMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[66]
AssetsNet	$ 980,877,617
Holdings Count | Holding	662
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$980,877,617
Number of Portfolio Holdings	662
Portfolio Turnover Rate	66%
Average MaturityFootnote Reference§	7.67 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	97.4%
Repurchase Agreements	4.3
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	9.0%
AA	62.1
A	13.3
BBB	6.5
BB	0.6
NR (Not Rated)	5.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

County of Montgomery, General Obligation Unlimited, Series E, 2.30%, 11/01/2037	2.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A-4-1, 2.10%, 07/01/2049	1.8
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A4, 2.50%, 08/01/2045	1.7
New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 2.50%, 06/15/2048	1.2
Development Authority of Burke County, Revenue Bonds, 2.40%, 11/01/2052	1.1
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AGM), 5.25%, 07/01/2048	0.8
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 10/01/2039	0.8
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, (AGM), 4.00%, 11/15/2039	0.8
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000119593
Shareholder Report [Line Items]
Fund Name	Transamerica Intermediate Muni
Class Name	Class C
Trading Symbol	TCMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%	[67]
AssetsNet	$ 980,877,617
Holdings Count | Holding	662
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$980,877,617
Number of Portfolio Holdings	662
Portfolio Turnover Rate	66%
Average MaturityFootnote Reference§	7.67 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	97.4%
Repurchase Agreements	4.3
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	9.0%
AA	62.1
A	13.3
BBB	6.5
BB	0.6
NR (Not Rated)	5.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

County of Montgomery, General Obligation Unlimited, Series E, 2.30%, 11/01/2037	2.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A-4-1, 2.10%, 07/01/2049	1.8
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A4, 2.50%, 08/01/2045	1.7
New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 2.50%, 06/15/2048	1.2
Development Authority of Burke County, Revenue Bonds, 2.40%, 11/01/2052	1.1
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AGM), 5.25%, 07/01/2048	0.8
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 10/01/2039	0.8
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, (AGM), 4.00%, 11/15/2039	0.8
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000119594
Shareholder Report [Line Items]
Fund Name	Transamerica Intermediate Muni
Class Name	Class I
Trading Symbol	TIMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[68]
AssetsNet	$ 980,877,617
Holdings Count | Holding	662
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$980,877,617
Number of Portfolio Holdings	662
Portfolio Turnover Rate	66%
Average MaturityFootnote Reference§	7.67 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	97.4%
Repurchase Agreements	4.3
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	9.0%
AA	62.1
A	13.3
BBB	6.5
BB	0.6
NR (Not Rated)	5.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

County of Montgomery, General Obligation Unlimited, Series E, 2.30%, 11/01/2037	2.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A-4-1, 2.10%, 07/01/2049	1.8
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A4, 2.50%, 08/01/2045	1.7
New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 2.50%, 06/15/2048	1.2
Development Authority of Burke County, Revenue Bonds, 2.40%, 11/01/2052	1.1
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AGM), 5.25%, 07/01/2048	0.8
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 10/01/2039	0.8
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, (AGM), 4.00%, 11/15/2039	0.8
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000173651
Shareholder Report [Line Items]
Fund Name	Transamerica Intermediate Muni
Class Name	Class I2
Trading Symbol	TIMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[69]
AssetsNet	$ 980,877,617
Holdings Count | Holding	662
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$980,877,617
Number of Portfolio Holdings	662
Portfolio Turnover Rate	66%
Average MaturityFootnote Reference§	7.67 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Municipal Government Obligations	97.4%
Repurchase Agreements	4.3
Net Other Assets (Liabilities)Footnote Reference^	(1.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
AAA	9.0%
AA	62.1
A	13.3
BBB	6.5
BB	0.6
NR (Not Rated)	5.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

County of Montgomery, General Obligation Unlimited, Series E, 2.30%, 11/01/2037	2.4%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series A-4-1, 2.10%, 07/01/2049	1.8
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A4, 2.50%, 08/01/2045	1.7
New York City Municipal Water Finance Authority, Revenue Bonds, Series AA-6, 2.50%, 06/15/2048	1.2
Development Authority of Burke County, Revenue Bonds, 2.40%, 11/01/2052	1.1
New York State Dormitory Authority, Revenue Bonds, Series A, 5.50%, 07/01/2054	0.8
Isle Wight County Industrial Development Authority, Revenue Bonds, (AGM), 5.25%, 07/01/2048	0.8
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 10/01/2039	0.8
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Series A, (AGM), 4.00%, 11/15/2039	0.8
Fishers Town Hall Building Corp., Revenue Bonds, Series A, (BAM), 5.75%, 07/15/2058	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000095924
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class A
Trading Symbol	TRWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[70]
AssetsNet	$ 4,200,210,441
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000095925
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class C
Trading Symbol	TRWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.94%	[71]
AssetsNet	$ 4,200,210,441
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000095926
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class I
Trading Symbol	TSWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[72]
AssetsNet	$ 4,200,210,441
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000095927
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class I2
Trading Symbol	TRWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[73]
AssetsNet	$ 4,200,210,441
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171816
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class I3
Trading Symbol	TRWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[74]
AssetsNet	$ 4,200,210,441
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171814
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class R
Trading Symbol	TRWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%	[75]
AssetsNet	$ 4,200,210,441
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171815
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class R4
Trading Symbol	TRWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[76]
AssetsNet	$ 4,200,210,441
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156759
Shareholder Report [Line Items]
Fund Name	Transamerica International Equity
Class Name	Class R6
Trading Symbol	TAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[77]
AssetsNet	$ 4,200,210,441
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,200,210,441
Number of Portfolio Holdings	108
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.7%
Industrials	15.0
Consumer Discretionary	11.5
Information Technology	11.3
Consumer Staples	10.3
Health Care	9.9
Materials	6.6
Energy	5.9
Utilities	1.9
Communication Services	1.3
Real Estate	0.5
Other Investment Company	0.8
Repurchase Agreements	0.6
Preferred Stocks	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	19.2%
United Kingdom	15.8
Germany	12.7
France	11.9
Switzerland	7.5
Netherlands	4.7
Ireland	4.6
Australia	2.9
Belgium	2.8
Hong Kong	2.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.6%
Roche Holding AG	2.3
SAP SE	2.0
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.9
Veolia Environnement SA	1.9
Lloyds Banking Group PLC	1.8
Hitachi Ltd.	1.8
Societe Generale SA	1.8
Toyota Industries Corp.	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000198978
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus
Class Name	Class A
Trading Symbol	TGRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[78]
AssetsNet	$ 728,470,830
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$728,470,830
Number of Portfolio Holdings	33
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.1
Industrials	19.4
Financials	9.1
Consumer Staples	8.6
Materials	7.3
Communication Services	6.0
Health Care	4.4
Repurchase Agreements	4.3
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	18.1%
Canada	13.2
United States	9.1
Netherlands	9.0
Germany	7.1
France	6.5
Switzerland	6.4
United Kingdom	4.0
Sweden	4.0
Italy	3.5

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ITOCHU Corp.	4.3%
Compass Group PLC	4.0
Safran SA	4.0
Waste Connections, Inc.	3.9
Constellation Software, Inc.	3.9
SAP SE	3.9
Linde PLC	3.7
Sika AG	3.7
Wolters Kluwer NV	3.5
Ferrari NV	3.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000198980
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus
Class Name	Class I
Trading Symbol	TGRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[79]
AssetsNet	$ 728,470,830
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$728,470,830
Number of Portfolio Holdings	33
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.1
Industrials	19.4
Financials	9.1
Consumer Staples	8.6
Materials	7.3
Communication Services	6.0
Health Care	4.4
Repurchase Agreements	4.3
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	18.1%
Canada	13.2
United States	9.1
Netherlands	9.0
Germany	7.1
France	6.5
Switzerland	6.4
United Kingdom	4.0
Sweden	4.0
Italy	3.5

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ITOCHU Corp.	4.3%
Compass Group PLC	4.0
Safran SA	4.0
Waste Connections, Inc.	3.9
Constellation Software, Inc.	3.9
SAP SE	3.9
Linde PLC	3.7
Sika AG	3.7
Wolters Kluwer NV	3.5
Ferrari NV	3.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021184
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[80]
AssetsNet	$ 728,470,830
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$728,470,830
Number of Portfolio Holdings	33
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.1
Industrials	19.4
Financials	9.1
Consumer Staples	8.6
Materials	7.3
Communication Services	6.0
Health Care	4.4
Repurchase Agreements	4.3
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	18.1%
Canada	13.2
United States	9.1
Netherlands	9.0
Germany	7.1
France	6.5
Switzerland	6.4
United Kingdom	4.0
Sweden	4.0
Italy	3.5

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ITOCHU Corp.	4.3%
Compass Group PLC	4.0
Safran SA	4.0
Waste Connections, Inc.	3.9
Constellation Software, Inc.	3.9
SAP SE	3.9
Linde PLC	3.7
Sika AG	3.7
Wolters Kluwer NV	3.5
Ferrari NV	3.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000198983
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus
Class Name	Class R6
Trading Symbol	TGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[81]
AssetsNet	$ 728,470,830
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$728,470,830
Number of Portfolio Holdings	33
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	20.3%
Consumer Discretionary	20.1
Industrials	19.4
Financials	9.1
Consumer Staples	8.6
Materials	7.3
Communication Services	6.0
Health Care	4.4
Repurchase Agreements	4.3
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	18.1%
Canada	13.2
United States	9.1
Netherlands	9.0
Germany	7.1
France	6.5
Switzerland	6.4
United Kingdom	4.0
Sweden	4.0
Italy	3.5

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ITOCHU Corp.	4.3%
Compass Group PLC	4.0
Safran SA	4.0
Waste Connections, Inc.	3.9
Constellation Software, Inc.	3.9
SAP SE	3.9
Linde PLC	3.7
Sika AG	3.7
Wolters Kluwer NV	3.5
Ferrari NV	3.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122145
Shareholder Report [Line Items]
Fund Name	Transamerica International Small Cap Value
Class Name	Class I
Trading Symbol	TISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[82]
AssetsNet	$ 849,877,710
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$849,877,710
Number of Portfolio Holdings	113
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.8%
Financials	21.2
Consumer Discretionary	12.5
Information Technology	9.0
Communication Services	7.3
Consumer Staples	5.7
Materials	5.4
Health Care	5.1
Energy	4.1
Real Estate	2.9
Other Investment Company	1.3
Preferred Stocks	0.5
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	34.0%
United Kingdom	14.5
France	6.1
Netherlands	5.4
Germany	5.0
Australia	4.7
Norway	3.4
Ireland	3.4
Switzerland	3.3
Italy	3.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Swissquote Group Holding SA	3.3%
Bank of Ireland Group PLC	2.9
Sanwa Holdings Corp.	2.8
Van Lanschot Kempen NV	2.7
Capcom Co. Ltd.	2.6
Hikari Tsushin, Inc.	1.9
Square Enix Holdings Co. Ltd.	1.9
Barratt Redrow PLC	1.8
Logista Integral SA	1.8
Buzzi SpA	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122146
Shareholder Report [Line Items]
Fund Name	Transamerica International Small Cap Value
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[83]
AssetsNet	$ 849,877,710
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$849,877,710
Number of Portfolio Holdings	113
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.8%
Financials	21.2
Consumer Discretionary	12.5
Information Technology	9.0
Communication Services	7.3
Consumer Staples	5.7
Materials	5.4
Health Care	5.1
Energy	4.1
Real Estate	2.9
Other Investment Company	1.3
Preferred Stocks	0.5
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	34.0%
United Kingdom	14.5
France	6.1
Netherlands	5.4
Germany	5.0
Australia	4.7
Norway	3.4
Ireland	3.4
Switzerland	3.3
Italy	3.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Swissquote Group Holding SA	3.3%
Bank of Ireland Group PLC	2.9
Sanwa Holdings Corp.	2.8
Van Lanschot Kempen NV	2.7
Capcom Co. Ltd.	2.6
Hikari Tsushin, Inc.	1.9
Square Enix Holdings Co. Ltd.	1.9
Barratt Redrow PLC	1.8
Logista Integral SA	1.8
Buzzi SpA	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000250399
Shareholder Report [Line Items]
Fund Name	Transamerica International Small Cap Value
Class Name	Class R6
Trading Symbol	TSLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[84]
AssetsNet	$ 849,877,710
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$849,877,710
Number of Portfolio Holdings	113
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	24.8%
Financials	21.2
Consumer Discretionary	12.5
Information Technology	9.0
Communication Services	7.3
Consumer Staples	5.7
Materials	5.4
Health Care	5.1
Energy	4.1
Real Estate	2.9
Other Investment Company	1.3
Preferred Stocks	0.5
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	34.0%
United Kingdom	14.5
France	6.1
Netherlands	5.4
Germany	5.0
Australia	4.7
Norway	3.4
Ireland	3.4
Switzerland	3.3
Italy	3.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Swissquote Group Holding SA	3.3%
Bank of Ireland Group PLC	2.9
Sanwa Holdings Corp.	2.8
Van Lanschot Kempen NV	2.7
Capcom Co. Ltd.	2.6
Hikari Tsushin, Inc.	1.9
Square Enix Holdings Co. Ltd.	1.9
Barratt Redrow PLC	1.8
Logista Integral SA	1.8
Buzzi SpA	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000200975
Shareholder Report [Line Items]
Fund Name	Transamerica International Stock
Class Name	Class A
Trading Symbol	TIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[85]
AssetsNet	$ 453,665,934
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$453,665,934
Number of Portfolio Holdings	144
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Industrials	16.4
Health Care	11.7
Information Technology	10.2
Consumer Discretionary	8.1
Consumer Staples	7.0
Communication Services	5.2
Utilities	4.2
Materials	3.5
Real Estate	1.9
Energy	1.8
Repurchase Agreements	4.2
Other Investment Company	3.5
Preferred Stocks	1.3
Exchange-Traded Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	23.6%
United Kingdom	17.5
Germany	10.5
France	8.9
Switzerland	6.8
Netherlands	4.7
Spain	4.4
Australia	4.1
Singapore	3.4
Italy	2.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

SAP SE	2.1%
Banco Santander SA	2.1
3i Group PLC	2.1
ASML Holding NV	1.8
HSBC Holdings PLC	1.8
DBS Group Holdings Ltd.	1.6
Renault SA	1.5
KDDI Corp.	1.5
Rolls-Royce Holdings PLC	1.5
Novartis AG	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000200976
Shareholder Report [Line Items]
Fund Name	Transamerica International Stock
Class Name	Class I
Trading Symbol	TIHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[86]
AssetsNet	$ 453,665,934
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$453,665,934
Number of Portfolio Holdings	144
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Industrials	16.4
Health Care	11.7
Information Technology	10.2
Consumer Discretionary	8.1
Consumer Staples	7.0
Communication Services	5.2
Utilities	4.2
Materials	3.5
Real Estate	1.9
Energy	1.8
Repurchase Agreements	4.2
Other Investment Company	3.5
Preferred Stocks	1.3
Exchange-Traded Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	23.6%
United Kingdom	17.5
Germany	10.5
France	8.9
Switzerland	6.8
Netherlands	4.7
Spain	4.4
Australia	4.1
Singapore	3.4
Italy	2.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

SAP SE	2.1%
Banco Santander SA	2.1
3i Group PLC	2.1
ASML Holding NV	1.8
HSBC Holdings PLC	1.8
DBS Group Holdings Ltd.	1.6
Renault SA	1.5
KDDI Corp.	1.5
Rolls-Royce Holdings PLC	1.5
Novartis AG	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000200978
Shareholder Report [Line Items]
Fund Name	Transamerica International Stock
Class Name	Class I2
Trading Symbol	TIHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[87]
AssetsNet	$ 453,665,934
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$453,665,934
Number of Portfolio Holdings	144
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Industrials	16.4
Health Care	11.7
Information Technology	10.2
Consumer Discretionary	8.1
Consumer Staples	7.0
Communication Services	5.2
Utilities	4.2
Materials	3.5
Real Estate	1.9
Energy	1.8
Repurchase Agreements	4.2
Other Investment Company	3.5
Preferred Stocks	1.3
Exchange-Traded Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	23.6%
United Kingdom	17.5
Germany	10.5
France	8.9
Switzerland	6.8
Netherlands	4.7
Spain	4.4
Australia	4.1
Singapore	3.4
Italy	2.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

SAP SE	2.1%
Banco Santander SA	2.1
3i Group PLC	2.1
ASML Holding NV	1.8
HSBC Holdings PLC	1.8
DBS Group Holdings Ltd.	1.6
Renault SA	1.5
KDDI Corp.	1.5
Rolls-Royce Holdings PLC	1.5
Novartis AG	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000200977
Shareholder Report [Line Items]
Fund Name	Transamerica International Stock
Class Name	Class R6
Trading Symbol	TIHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[88]
AssetsNet	$ 453,665,934
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$453,665,934
Number of Portfolio Holdings	144
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.4%
Industrials	16.4
Health Care	11.7
Information Technology	10.2
Consumer Discretionary	8.1
Consumer Staples	7.0
Communication Services	5.2
Utilities	4.2
Materials	3.5
Real Estate	1.9
Energy	1.8
Repurchase Agreements	4.2
Other Investment Company	3.5
Preferred Stocks	1.3
Exchange-Traded Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	23.6%
United Kingdom	17.5
Germany	10.5
France	8.9
Switzerland	6.8
Netherlands	4.7
Spain	4.4
Australia	4.1
Singapore	3.4
Italy	2.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

SAP SE	2.1%
Banco Santander SA	2.1
3i Group PLC	2.1
ASML Holding NV	1.8
HSBC Holdings PLC	1.8
DBS Group Holdings Ltd.	1.6
Renault SA	1.5
KDDI Corp.	1.5
Rolls-Royce Holdings PLC	1.5
Novartis AG	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241759
Shareholder Report [Line Items]
Fund Name	Transamerica International Sustainable Equity
Class Name	Class A
Trading Symbol	TISDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[89]
AssetsNet	$ 5,843,576
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,843,576
Number of Portfolio Holdings	78
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	19.4%
Industrials	16.6
Information Technology	14.5
Health Care	13.1
Consumer Discretionary	13.0
Consumer Staples	6.8
Materials	6.6
Utilities	3.6
Communication Services	2.2
Real Estate	1.3
Other Investment Company	3.2
Repurchase Agreements	2.5
Rights	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	13.1%
United Kingdom	10.6
France	9.0
Ireland	6.2
Germany	6.1
China	4.4
Switzerland	4.3
Hong Kong	4.0
Spain	3.8
Taiwan	3.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Sony Group Corp., ADR	2.9
BYD Co. Ltd., Class H	2.9
SAP SE	2.8
HDFC Bank Ltd., ADR	2.8
AIA Group Ltd.	2.3
Kerry Group PLC, Class A	2.1
Hitachi Ltd.	2.0
Aviva PLC	1.8
Koninklijke Ahold Delhaize NV	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241757
Shareholder Report [Line Items]
Fund Name	Transamerica International Sustainable Equity
Class Name	Class R6
Trading Symbol	TISLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[90]
AssetsNet	$ 5,843,576
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,843,576
Number of Portfolio Holdings	78
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	19.4%
Industrials	16.6
Information Technology	14.5
Health Care	13.1
Consumer Discretionary	13.0
Consumer Staples	6.8
Materials	6.6
Utilities	3.6
Communication Services	2.2
Real Estate	1.3
Other Investment Company	3.2
Repurchase Agreements	2.5
Rights	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Japan	13.1%
United Kingdom	10.6
France	9.0
Ireland	6.2
Germany	6.1
China	4.4
Switzerland	4.3
Hong Kong	4.0
Spain	3.8
Taiwan	3.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Sony Group Corp., ADR	2.9
BYD Co. Ltd., Class H	2.9
SAP SE	2.8
HDFC Bank Ltd., ADR	2.8
AIA Group Ltd.	2.3
Kerry Group PLC, Class A	2.1
Hitachi Ltd.	2.0
Aviva PLC	1.8
Koninklijke Ahold Delhaize NV	1.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000093288
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class A
Trading Symbol	TWQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[91]
AssetsNet	$ 1,878,122,293
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000093289
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class C
Trading Symbol	TWQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.76%	[92]
AssetsNet	$ 1,878,122,293
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000093290
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class I
Trading Symbol	TWQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[93]
AssetsNet	$ 1,878,122,293
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000093291
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class I2
Trading Symbol	TWQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[94]
AssetsNet	$ 1,878,122,293
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156757
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class R6
Trading Symbol	TALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[95]
AssetsNet	$ 1,878,122,293
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,878,122,293
Number of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.0%
Health Care	19.0
Industrials	15.9
Communication Services	7.8
Energy	6.9
Information Technology	6.5
Consumer Discretionary	5.5
Materials	5.2
Consumer Staples	5.2
Real Estate	3.7
Utilities	2.2
Repurchase Agreements	1.9
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.5%
Wells Fargo & Co.	3.7
Exxon Mobil Corp.	3.5
Abbott Laboratories	3.3
Blackrock, Inc.	3.1
Intercontinental Exchange, Inc.	3.1
RTX Corp.	3.0
Hartford Insurance Group, Inc.	2.9
AbbVie, Inc.	2.8
Boston Scientific Corp.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241382
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class A
Trading Symbol	TLACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[96]
AssetsNet	$ 150,062,929
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171801
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class I3
Trading Symbol	TLATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$27	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%	[97]
AssetsNet	$ 150,062,929
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171799
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class R
Trading Symbol	TLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[98]
AssetsNet	$ 150,062,929
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171800
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class R4
Trading Symbol	TLAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[99]
AssetsNet	$ 150,062,929
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241383
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class R6
Trading Symbol	TLASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%	[100]
AssetsNet	$ 150,062,929
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,062,929
Number of Portfolio Holdings	160
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Financials	15.5
Health Care	10.2
Consumer Discretionary	9.9
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.4
Energy	4.1
Utilities	2.5
Real Estate	1.6
Materials	1.5
Exchange-Traded Funds	0.4
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	6.5%
Microsoft Corp.	6.3
Apple, Inc.	5.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.4
Visa, Inc., Class A	2.2
Broadcom, Inc.	2.0
Mastercard, Inc., Class A	2.0
Eli Lilly & Co.	1.6
Alphabet, Inc., Class A	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171804
Shareholder Report [Line Items]
Fund Name	Transamerica Large Growth
Class Name	Class I3
Trading Symbol	TGWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[101]
AssetsNet	$ 319,143,083
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$319,143,083
Number of Portfolio Holdings	87
Portfolio Turnover Rate	34%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.6%
Consumer Discretionary	19.2
Communication Services	10.6
Financials	9.1
Health Care	7.7
Industrials	1.8
Consumer Staples	1.4
Real Estate	0.8
Materials	0.8
Energy	0.1
Repurchase Agreements	4.0
Purchased Options	0.1
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	5.7%
Tesla, Inc.	4.5
Apple, Inc.	4.2
NVIDIA Corp.	4.1
DoorDash, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.6
Microsoft Corp.	3.6
MercadoLibre, Inc.	3.4
Shopify, Inc., Class A	3.0
Affirm Holdings, Inc.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171802
Shareholder Report [Line Items]
Fund Name	Transamerica Large Growth
Class Name	Class R
Trading Symbol	TGWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%	[102]
AssetsNet	$ 319,143,083
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$319,143,083
Number of Portfolio Holdings	87
Portfolio Turnover Rate	34%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.6%
Consumer Discretionary	19.2
Communication Services	10.6
Financials	9.1
Health Care	7.7
Industrials	1.8
Consumer Staples	1.4
Real Estate	0.8
Materials	0.8
Energy	0.1
Repurchase Agreements	4.0
Purchased Options	0.1
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	5.7%
Tesla, Inc.	4.5
Apple, Inc.	4.2
NVIDIA Corp.	4.1
DoorDash, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.6
Microsoft Corp.	3.6
MercadoLibre, Inc.	3.4
Shopify, Inc., Class A	3.0
Affirm Holdings, Inc.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171803
Shareholder Report [Line Items]
Fund Name	Transamerica Large Growth
Class Name	Class R4
Trading Symbol	TGWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[103]
AssetsNet	$ 319,143,083
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$319,143,083
Number of Portfolio Holdings	87
Portfolio Turnover Rate	34%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.6%
Consumer Discretionary	19.2
Communication Services	10.6
Financials	9.1
Health Care	7.7
Industrials	1.8
Consumer Staples	1.4
Real Estate	0.8
Materials	0.8
Energy	0.1
Repurchase Agreements	4.0
Purchased Options	0.1
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	5.7%
Tesla, Inc.	4.5
Apple, Inc.	4.2
NVIDIA Corp.	4.1
DoorDash, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.6
Microsoft Corp.	3.6
MercadoLibre, Inc.	3.4
Shopify, Inc., Class A	3.0
Affirm Holdings, Inc.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000228030
Shareholder Report [Line Items]
Fund Name	Transamerica Large Growth
Class Name	Class R6
Trading Symbol	TAGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[104]
AssetsNet	$ 319,143,083
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$319,143,083
Number of Portfolio Holdings	87
Portfolio Turnover Rate	34%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.6%
Consumer Discretionary	19.2
Communication Services	10.6
Financials	9.1
Health Care	7.7
Industrials	1.8
Consumer Staples	1.4
Real Estate	0.8
Materials	0.8
Energy	0.1
Repurchase Agreements	4.0
Purchased Options	0.1
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	5.7%
Tesla, Inc.	4.5
Apple, Inc.	4.2
NVIDIA Corp.	4.1
DoorDash, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.6
Microsoft Corp.	3.6
MercadoLibre, Inc.	3.4
Shopify, Inc., Class A	3.0
Affirm Holdings, Inc.	2.8

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171807
Shareholder Report [Line Items]
Fund Name	Transamerica Large Value Opportunities
Class Name	Class I3
Trading Symbol	TLOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[105]
AssetsNet	$ 233,215,370
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$233,215,370
Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.6%
Health Care	14.1
Industrials	10.8
Consumer Staples	9.7
Information Technology	9.7
Consumer Discretionary	7.8
Energy	6.7
Utilities	4.8
Communication Services	3.6
Materials	3.5
Real Estate	2.7
Exchange-Traded Funds	1.7
Other Investment Company	1.6
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Berkshire Hathaway, Inc., Class B	3.9%
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.9
Home Depot, Inc.	1.9
iShares Russell 1000 Value ETF	1.7
PepsiCo, Inc.	1.7
QUALCOMM, Inc.	1.6
TJX Cos., Inc.	1.5
Progressive Corp.	1.5
Altria Group, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171805
Shareholder Report [Line Items]
Fund Name	Transamerica Large Value Opportunities
Class Name	Class R
Trading Symbol	TLORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[106]
AssetsNet	$ 233,215,370
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$233,215,370
Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.6%
Health Care	14.1
Industrials	10.8
Consumer Staples	9.7
Information Technology	9.7
Consumer Discretionary	7.8
Energy	6.7
Utilities	4.8
Communication Services	3.6
Materials	3.5
Real Estate	2.7
Exchange-Traded Funds	1.7
Other Investment Company	1.6
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Berkshire Hathaway, Inc., Class B	3.9%
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.9
Home Depot, Inc.	1.9
iShares Russell 1000 Value ETF	1.7
PepsiCo, Inc.	1.7
QUALCOMM, Inc.	1.6
TJX Cos., Inc.	1.5
Progressive Corp.	1.5
Altria Group, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171806
Shareholder Report [Line Items]
Fund Name	Transamerica Large Value Opportunities
Class Name	Class R4
Trading Symbol	TLOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[107]
AssetsNet	$ 233,215,370
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$233,215,370
Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.6%
Health Care	14.1
Industrials	10.8
Consumer Staples	9.7
Information Technology	9.7
Consumer Discretionary	7.8
Energy	6.7
Utilities	4.8
Communication Services	3.6
Materials	3.5
Real Estate	2.7
Exchange-Traded Funds	1.7
Other Investment Company	1.6
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Berkshire Hathaway, Inc., Class B	3.9%
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.9
Home Depot, Inc.	1.9
iShares Russell 1000 Value ETF	1.7
PepsiCo, Inc.	1.7
QUALCOMM, Inc.	1.6
TJX Cos., Inc.	1.5
Progressive Corp.	1.5
Altria Group, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241763
Shareholder Report [Line Items]
Fund Name	Transamerica Long Credit
Class Name	Class A
Trading Symbol	TLCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[108]
AssetsNet	$ 560,449,538
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$560,449,538
Number of Portfolio Holdings	271
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	22.66 years
DurationFootnote Reference†	12.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	86.2%
U.S. Government Obligations	7.5
Foreign Government Obligations	2.5
Other Investment Company	1.7
Asset-Backed Securities	1.4
Repurchase Agreements	0.9
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	8.0%
AAA	2.3
AA	4.8
A	31.5
BBB	50.1
BB	1.3
B	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	1.6%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.5
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
AT&T, Inc., 3.55%, 09/15/2055	1.0
U.S. Treasury Notes, 4.63%, 02/15/2035	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241761
Shareholder Report [Line Items]
Fund Name	Transamerica Long Credit
Class Name	Class I
Trading Symbol	TLCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[109]
AssetsNet	$ 560,449,538
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$560,449,538
Number of Portfolio Holdings	271
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	22.66 years
DurationFootnote Reference†	12.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	86.2%
U.S. Government Obligations	7.5
Foreign Government Obligations	2.5
Other Investment Company	1.7
Asset-Backed Securities	1.4
Repurchase Agreements	0.9
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	8.0%
AAA	2.3
AA	4.8
A	31.5
BBB	50.1
BB	1.3
B	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	1.6%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.5
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
AT&T, Inc., 3.55%, 09/15/2055	1.0
U.S. Treasury Notes, 4.63%, 02/15/2035	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000246912
Shareholder Report [Line Items]
Fund Name	Transamerica Long Credit
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[110]
AssetsNet	$ 560,449,538
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$560,449,538
Number of Portfolio Holdings	271
Portfolio Turnover Rate	17%
Average MaturityFootnote Reference§	22.66 years
DurationFootnote Reference†	12.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	86.2%
U.S. Government Obligations	7.5
Foreign Government Obligations	2.5
Other Investment Company	1.7
Asset-Backed Securities	1.4
Repurchase Agreements	0.9
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	8.0%
AAA	2.3
AA	4.8
A	31.5
BBB	50.1
BB	1.3
B	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	1.6%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.5
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.0
AT&T, Inc., 3.55%, 09/15/2055	1.0
U.S. Treasury Notes, 4.63%, 02/15/2035	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132301
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class A
Trading Symbol	MCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%	[111]
AssetsNet	$ 128,996,440
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132302
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class C
Trading Symbol	MGTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%	[112]
AssetsNet	$ 128,996,440
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132303
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class I
Trading Symbol	IMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[113]
AssetsNet	$ 128,996,440
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132304
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[114]
AssetsNet	$ 128,996,440
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171825
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class I3
Trading Symbol	TMITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[115]
AssetsNet	$ 128,996,440
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171823
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class R
Trading Symbol	TMIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%	[116]
AssetsNet	$ 128,996,440
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171824
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class R4
Trading Symbol	TMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[117]
AssetsNet	$ 128,996,440
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000228028
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class R6
Trading Symbol	TAGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[118]
AssetsNet	$ 128,996,440
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$128,996,440
Number of Portfolio Holdings	37
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.0%
Industrials	19.4
Financials	12.4
Communication Services	10.1
Health Care	9.5
Consumer Staples	5.5
Consumer Discretionary	5.2
Energy	4.1
Real Estate	2.9
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Palantir Technologies, Inc., Class A	6.3%
ARES Management Corp., Class A	4.4
Targa Resources Corp.	4.1
Clean Harbors, Inc.	4.1
Axon Enterprise, Inc.	3.6
Gartner, Inc.	3.6
Tradeweb Markets, Inc., Class A	3.3
CDW Corp.	3.3
Veeva Systems, Inc., Class A	3.3
HubSpot, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000140993
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class A
Trading Symbol	MCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[119]
AssetsNet	$ 964,066,658
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000140994
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class C
Trading Symbol	MCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%	[120]
AssetsNet	$ 964,066,658
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000140995
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class I
Trading Symbol	MVTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[121]
AssetsNet	$ 964,066,658
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000140996
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class I2
Trading Symbol	IAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[122]
AssetsNet	$ 964,066,658
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171834
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class I3
Trading Symbol	TOTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[123]
AssetsNet	$ 964,066,658
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171832
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class R
Trading Symbol	TOTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$61	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[124]
AssetsNet	$ 964,066,658
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171833
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class R4
Trading Symbol	TOTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[125]
AssetsNet	$ 964,066,658
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000172163
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class R6
Trading Symbol	MVTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[126]
AssetsNet	$ 964,066,658
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$964,066,658
Number of Portfolio Holdings	68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.8%
Consumer Staples	13.8
Communication Services	11.8
Industrials	11.7
Financials	11.5
Materials	9.2
Utilities	7.9
Energy	6.2
Information Technology	4.3
Real Estate	2.6
Consumer Discretionary	2.6
Repurchase Agreements	1.6
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mosaic Co.	2.7%
Huntington Ingalls Industries, Inc.	2.5
Dominion Energy, Inc.	2.4
HF Sinclair Corp.	2.3
Baxter International, Inc.	2.3
Evergy, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
Archer-Daniels-Midland Co.	2.1
Liberty Broadband Corp., Class C	2.1
LKQ Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137932
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Asset Income
Class Name	Class A
Trading Symbol	TASHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[127]
AssetsNet	$ 717,364,639
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$717,364,639
Number of Portfolio Holdings	222
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	52.0%
Common Stocks	41.8
Other Investment Company	6.1
Preferred Stocks	4.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	2.6%
Alphabet, Inc., Class C	2.5
Apple, Inc.	2.2
International Business Machines Corp.	2.2
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.8
AbbVie, Inc.	1.6
Broadcom, Inc.	1.6
Blackrock, Inc.	1.5
Meta Platforms, Inc., Class A	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137933
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Asset Income
Class Name	Class C
Trading Symbol	TCSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%	[128]
AssetsNet	$ 717,364,639
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$717,364,639
Number of Portfolio Holdings	222
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	52.0%
Common Stocks	41.8
Other Investment Company	6.1
Preferred Stocks	4.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	2.6%
Alphabet, Inc., Class C	2.5
Apple, Inc.	2.2
International Business Machines Corp.	2.2
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.8
AbbVie, Inc.	1.6
Broadcom, Inc.	1.6
Blackrock, Inc.	1.5
Meta Platforms, Inc., Class A	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137934
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Asset Income
Class Name	Class I
Trading Symbol	TSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[129]
AssetsNet	$ 717,364,639
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$717,364,639
Number of Portfolio Holdings	222
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	52.0%
Common Stocks	41.8
Other Investment Company	6.1
Preferred Stocks	4.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	2.6%
Alphabet, Inc., Class C	2.5
Apple, Inc.	2.2
International Business Machines Corp.	2.2
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.8
AbbVie, Inc.	1.6
Broadcom, Inc.	1.6
Blackrock, Inc.	1.5
Meta Platforms, Inc., Class A	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137935
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Asset Income
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[130]
AssetsNet	$ 717,364,639
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$717,364,639
Number of Portfolio Holdings	222
Portfolio Turnover Rate	33%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	52.0%
Common Stocks	41.8
Other Investment Company	6.1
Preferred Stocks	4.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	2.6%
Alphabet, Inc., Class C	2.5
Apple, Inc.	2.2
International Business Machines Corp.	2.2
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.8
AbbVie, Inc.	1.6
Broadcom, Inc.	1.6
Blackrock, Inc.	1.5
Meta Platforms, Inc., Class A	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021228
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class A
Trading Symbol	IBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[131]
AssetsNet	$ 1,329,929,622
Holdings Count | Holding	639
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021230
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class C
Trading Symbol	IBLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.70%	[132]
AssetsNet	$ 1,329,929,622
Holdings Count | Holding	639
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081953
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class I
Trading Symbol	TBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[133]
AssetsNet	$ 1,329,929,622
Holdings Count | Holding	639
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000234683
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class R
Trading Symbol	TAAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[134]
AssetsNet	$ 1,329,929,622
Holdings Count | Holding	639
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156741
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class R6
Trading Symbol	TAMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[135]
AssetsNet	$ 1,329,929,622
Holdings Count | Holding	639
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,329,929,622
Number of Portfolio Holdings	639
Portfolio Turnover Rate	26%
Average MaturityFootnote Reference§	8.32 years
DurationFootnote Reference†	5.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
U.S. Government Obligations	12.3
Corporate Debt Securities	11.7
U.S. Government Agency Obligations	10.1
Commercial Paper	7.3
Mortgage-Backed Securities	2.1
Asset-Backed Securities	1.7
Short-Term U.S. Government Obligations	1.3
Repurchase Agreements	1.3
Foreign Government Obligations	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	23.6%
AAA	3.6
AA	0.3
A	3.9
BBB	6.9
BB	0.9
NR (Not Rated)	7.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	4.0
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.5
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2054	1.6
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 02/01/2052	1.2
Broadcom, Inc.	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 05/01/2054	1.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000054268
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class A
Trading Symbol	ITAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[136]
AssetsNet	$ 3,352,686,129
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000054269
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class C
Trading Symbol	ITACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%	[137]
AssetsNet	$ 3,352,686,129
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081831
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class I
Trading Symbol	TSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[138]
AssetsNet	$ 3,352,686,129
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021256
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class I2
Trading Symbol	TSIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[139]
AssetsNet	$ 3,352,686,129
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000237766
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class I3
Trading Symbol	TAAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[140]
AssetsNet	$ 3,352,686,129
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000237767
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class R
Trading Symbol	TAASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[141]
AssetsNet	$ 3,352,686,129
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000237768
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class R4
Trading Symbol	TAAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[142]
AssetsNet	$ 3,352,686,129
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156747
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class R6
Trading Symbol	TASTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[143]
AssetsNet	$ 3,352,686,129
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,352,686,129
Number of Portfolio Holdings	345
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.97 years
DurationFootnote Reference†	1.89 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	63.8%
Asset-Backed Securities	13.8
Mortgage-Backed Securities	9.9
U.S. Government Obligations	8.5
Repurchase Agreements	2.0
U.S. Government Agency Obligations	1.3
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	9.9%
AAA	19.3
AA	2.5
A	21.5
BBB	42.7
BB	2.6
Below CCC	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	3.4%
U.S. Treasury Notes, 4.25%, 02/15/2028	2.5
U.S. Treasury Notes, 3.88%, 03/15/2028	1.8
Wells Fargo & Co., Fixed until 05/22/2027, 3.58%, 05/22/2028	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., Fixed until 06/09/2026, 1.46%, 06/09/2027	0.8
Barclays PLC, Fixed until 11/02/2025, 7.33%, 11/02/2026	0.8
Bank of America Corp., Fixed until 04/27/2027, 4.38%, 04/27/2028	0.8
Infor LLC, 1.75%, 07/15/2025	0.8
PNC Financial Services Group, Inc., Fixed until 01/21/2027, 5.30%, 01/21/2028	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000117711
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class A
Trading Symbol	ASGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[144]
AssetsNet	$ 83,766,123
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000117712
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class C
Trading Symbol	CSGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.13%	[145]
AssetsNet	$ 83,766,123
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000117713
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class I
Trading Symbol	ISCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%	[146]
AssetsNet	$ 83,766,123
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000117714
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class I2
Trading Symbol	TSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[147]
AssetsNet	$ 83,766,123
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171822
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class I3
Trading Symbol	TSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[148]
AssetsNet	$ 83,766,123
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171820
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class R
Trading Symbol	TSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$72	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.50%	[149]
AssetsNet	$ 83,766,123
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171821
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class R4
Trading Symbol	TSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[150]
AssetsNet	$ 83,766,123
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000172147
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class R6
Trading Symbol	RTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[151]
AssetsNet	$ 83,766,123
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,766,123
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	26.9%
Industrials	23.0
Information Technology	15.4
Consumer Discretionary	11.1
Energy	9.2
Financials	7.1
Consumer Staples	5.1
Repurchase Agreements	2.6
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.9%
Texas Roadhouse, Inc.	4.2
Casella Waste Systems, Inc., Class A	3.7
AAON, Inc.	3.5
ADMA Biologics, Inc.	3.4
HealthEquity, Inc.	3.4
Chemed Corp.	3.0
Paylocity Holding Corp.	3.0
Excelerate Energy, Inc., Class A	2.9
LeMaitre Vascular, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000112974
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class A
Trading Symbol	TSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.30%	[152]
AssetsNet	$ 73,325,580
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000112971
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class C
Trading Symbol	TSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	2.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	2.04%	[153]
AssetsNet	$ 73,325,580
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000112972
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class I
Trading Symbol	TSLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%	[154]
AssetsNet	$ 73,325,580
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000112973
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.90%	[155]
AssetsNet	$ 73,325,580
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171819
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class I3
Trading Symbol	TSLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$42	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%	[156]
AssetsNet	$ 73,325,580
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171817
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class R
Trading Symbol	TRSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.40%	[157]
AssetsNet	$ 73,325,580
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171818
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class R4
Trading Symbol	TSLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.11%	[158]
AssetsNet	$ 73,325,580
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000172145
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class R6
Trading Symbol	TSLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%	[159]
AssetsNet	$ 73,325,580
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,325,580
Number of Portfolio Holdings	155
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.5%
Industrials	19.2
Consumer Discretionary	11.6
Information Technology	10.2
Health Care	10.0
Real Estate	7.5
Energy	6.1
Materials	3.0
Consumer Staples	2.9
Utilities	2.9
Communication Services	1.9
Repurchase Agreements	1.1
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.0%
Northwestern Energy Group, Inc.	2.0
Magnolia Oil & Gas Corp., Class A	1.9
EMCOR Group, Inc.	1.8
OSI Systems, Inc.	1.8
Webster Financial Corp.	1.6
Encompass Health Corp.	1.5
Atlantic Union Bankshares Corp.	1.5
Stride, Inc.	1.5
WaFd, Inc.	1.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021260
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class A
Trading Symbol	IIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.19%	[160]
AssetsNet	$ 609,652,953
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021262
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class C
Trading Symbol	IIVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.95%	[161]
AssetsNet	$ 609,652,953
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081833
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class I
Trading Symbol	TSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[162]
AssetsNet	$ 609,652,953
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021263
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class I2
Trading Symbol	TSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%	[163]
AssetsNet	$ 609,652,953
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156749
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class R6
Trading Symbol	TASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%	[164]
AssetsNet	$ 609,652,953
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$609,652,953
Number of Portfolio Holdings	216
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.5
Health Care	13.8
Consumer Staples	9.5
Communication Services	7.5
Information Technology	6.6
Materials	6.3
Consumer Discretionary	6.0
Utilities	5.8
Energy	5.7
Real Estate	4.4
Repurchase Agreements	4.7
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Huntington Ingalls Industries, Inc.	1.5
Dominion Energy, Inc.	1.5
Jazz Pharmaceuticals PLC	1.5
Kraft Heinz Co.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Mosaic Co.	1.3
Evergy, Inc.	1.3
Perrigo Co. PLC	1.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000149082
Shareholder Report [Line Items]
Fund Name	Transamerica Strategic Income
Class Name	Class A
Trading Symbol	TUNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[165]
AssetsNet	$ 214,137,701
Holdings Count | Holding	819
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$214,137,701
Number of Portfolio Holdings	819
Portfolio Turnover Rate	47%
Average MaturityFootnote Reference§	8.16 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	46.6%
Loan Assignments	17.9
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	7.7
Short-Term U.S. Government Obligations	4.9
Asset-Backed Securities	4.7
Other Investment Company	4.4
U.S. Government Obligations	2.8
Preferred Stocks	0.7
Foreign Government Obligations	0.4
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	23.6%
AAA	0.1
AA	1.1
A	6.7
BBB	17.8
BB	18.7
B	22.6
CCC	2.8
Below CCC	0.3
NR (Not Rated)	0.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.29%, 12/31/2030	7.7%
Federal National Mortgage Association, 2.50%, 02/01/2038	2.7
Federal National Mortgage Association, 2.50%, 02/01/2052	2.6
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.9
U.S. Treasury Bills, 4.24%, 07/24/2025	1.8
Federal National Mortgage Association, 2.50%, 04/01/2037	1.4
U.S. Treasury Bills, 4.22%, 09/11/2025	1.0
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 8.17%, 04/26/2038	1.0
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	1.0
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.37%, 08/20/2034	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000149084
Shareholder Report [Line Items]
Fund Name	Transamerica Strategic Income
Class Name	Class I
Trading Symbol	TUNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[166]
AssetsNet	$ 214,137,701
Holdings Count | Holding	819
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$214,137,701
Number of Portfolio Holdings	819
Portfolio Turnover Rate	47%
Average MaturityFootnote Reference§	8.16 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	46.6%
Loan Assignments	17.9
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	7.7
Short-Term U.S. Government Obligations	4.9
Asset-Backed Securities	4.7
Other Investment Company	4.4
U.S. Government Obligations	2.8
Preferred Stocks	0.7
Foreign Government Obligations	0.4
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	23.6%
AAA	0.1
AA	1.1
A	6.7
BBB	17.8
BB	18.7
B	22.6
CCC	2.8
Below CCC	0.3
NR (Not Rated)	0.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.29%, 12/31/2030	7.7%
Federal National Mortgage Association, 2.50%, 02/01/2038	2.7
Federal National Mortgage Association, 2.50%, 02/01/2052	2.6
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.9
U.S. Treasury Bills, 4.24%, 07/24/2025	1.8
Federal National Mortgage Association, 2.50%, 04/01/2037	1.4
U.S. Treasury Bills, 4.22%, 09/11/2025	1.0
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 8.17%, 04/26/2038	1.0
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	1.0
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.37%, 08/20/2034	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000149085
Shareholder Report [Line Items]
Fund Name	Transamerica Strategic Income
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[167]
AssetsNet	$ 214,137,701
Holdings Count | Holding	819
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$214,137,701
Number of Portfolio Holdings	819
Portfolio Turnover Rate	47%
Average MaturityFootnote Reference§	8.16 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	46.6%
Loan Assignments	17.9
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	7.7
Short-Term U.S. Government Obligations	4.9
Asset-Backed Securities	4.7
Other Investment Company	4.4
U.S. Government Obligations	2.8
Preferred Stocks	0.7
Foreign Government Obligations	0.4
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	23.6%
AAA	0.1
AA	1.1
A	6.7
BBB	17.8
BB	18.7
B	22.6
CCC	2.8
Below CCC	0.3
NR (Not Rated)	0.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.29%, 12/31/2030	7.7%
Federal National Mortgage Association, 2.50%, 02/01/2038	2.7
Federal National Mortgage Association, 2.50%, 02/01/2052	2.6
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.9
U.S. Treasury Bills, 4.24%, 07/24/2025	1.8
Federal National Mortgage Association, 2.50%, 04/01/2037	1.4
U.S. Treasury Bills, 4.22%, 09/11/2025	1.0
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 8.17%, 04/26/2038	1.0
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	1.0
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.37%, 08/20/2034	1.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122141
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class A
Trading Symbol	TDFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[168]
AssetsNet	$ 180,852,978
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122142
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class C
Trading Symbol	TDFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.90%	[169]
AssetsNet	$ 180,852,978
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122143
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class I
Trading Symbol	TDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[170]
AssetsNet	$ 180,852,978
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122144
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class I2
Trading Symbol	TRDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[171]
AssetsNet	$ 180,852,978
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156763
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class R6
Trading Symbol	TADFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[172]
AssetsNet	$ 180,852,978
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$180,852,978
Number of Portfolio Holdings	47
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.8%
Industrials	19.5
Information Technology	15.3
Health Care	14.5
Consumer Staples	7.3
Materials	6.2
Real Estate	4.2
Consumer Discretionary	4.0
Communication Services	2.9
Energy	1.5
Utilities	1.3
Repurchase Agreements	0.5
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	4.5%
Gilead Sciences, Inc.	4.2
Cisco Systems, Inc.	3.9
Republic Services, Inc.	3.8
Colgate-Palmolive Co.	3.7
MetLife, Inc.	3.5
Quest Diagnostics, Inc.	3.0
Automatic Data Processing, Inc.	2.8
Home Depot, Inc.	2.8
Texas Instruments, Inc.	2.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241767
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Growth Equity
Class Name	Class A
Trading Symbol	TSGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[173]
AssetsNet	$ 7,715,598
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,715,598
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	43.5%
Industrials	12.8
Financials	11.1
Health Care	10.8
Communication Services	10.2
Consumer Discretionary	7.2
Consumer Staples	2.2
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	10.8%
Apple, Inc.	9.3
NVIDIA Corp.	9.1
Amazon.com, Inc.	7.2
Ascendis Pharma AS, ADR	4.5
Visa, Inc., Class A	4.4
Axon Enterprise, Inc.	3.8
Alphabet, Inc., Class C	3.5
Alphabet, Inc., Class A	3.5
TransDigm Group, Inc.	3.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241765
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Growth Equity
Class Name	Class R6
Trading Symbol	TSGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[174]
AssetsNet	$ 7,715,598
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,715,598
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	43.5%
Industrials	12.8
Financials	11.1
Health Care	10.8
Communication Services	10.2
Consumer Discretionary	7.2
Consumer Staples	2.2
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	10.8%
Apple, Inc.	9.3
NVIDIA Corp.	9.1
Amazon.com, Inc.	7.2
Ascendis Pharma AS, ADR	4.5
Visa, Inc., Class A	4.4
Axon Enterprise, Inc.	3.8
Alphabet, Inc., Class C	3.5
Alphabet, Inc., Class A	3.5
TransDigm Group, Inc.	3.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241771
Shareholder Report [Line Items]
Fund Name	Transamerica UltraShort Bond
Class Name	Class A
Trading Symbol	TUSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[175]
AssetsNet	$ 30,408,754
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,408,754
Number of Portfolio Holdings	121
Portfolio Turnover Rate	25%
Average MaturityFootnote Reference§	0.60 years
DurationFootnote Reference†	0.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
Commercial Paper	36.1
Asset-Backed Securities	20.4
Short-Term U.S. Government Obligation	4.0
Repurchase Agreements	2.0
Mortgage-Backed Securities	1.7
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	4.0%
AAA	18.3
AA	2.9
A	16.6
BBB	21.5
NR (Not Rated)	36.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.07%, 02/19/2026	4.0%
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	2.0
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033	1.9
WEC Energy Group, Inc., 4.69%, 05/15/2025	1.7
Liberty Street Funding LLC, 4.68%, 05/19/2025	1.6
EIDP, Inc., 4.62%, 05/27/2025	1.6
Siemens Capital Co. LLC, 4.41%, 05/30/2025	1.6
Manhattan Asset Funding Co. LLC, 4.48%, 06/04/2025	1.6
Britannia Funding Co. LLC, 4.49%, 06/04/2025	1.6
Mont Blanc Capital Corp., 4.49%, 06/05/2025	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241768
Shareholder Report [Line Items]
Fund Name	Transamerica UltraShort Bond
Class Name	Class I
Trading Symbol	TUSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[176]
AssetsNet	$ 30,408,754
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,408,754
Number of Portfolio Holdings	121
Portfolio Turnover Rate	25%
Average MaturityFootnote Reference§	0.60 years
DurationFootnote Reference†	0.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	36.9%
Commercial Paper	36.1
Asset-Backed Securities	20.4
Short-Term U.S. Government Obligation	4.0
Repurchase Agreements	2.0
Mortgage-Backed Securities	1.7
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
U.S. Government and Agency Securities	4.0%
AAA	18.3
AA	2.9
A	16.6
BBB	21.5
NR (Not Rated)	36.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.07%, 02/19/2026	4.0%
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	2.0
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033	1.9
WEC Energy Group, Inc., 4.69%, 05/15/2025	1.7
Liberty Street Funding LLC, 4.68%, 05/19/2025	1.6
EIDP, Inc., 4.62%, 05/27/2025	1.6
Siemens Capital Co. LLC, 4.41%, 05/30/2025	1.6
Manhattan Asset Funding Co. LLC, 4.48%, 06/04/2025	1.6
Britannia Funding Co. LLC, 4.49%, 06/04/2025	1.6
Mont Blanc Capital Corp., 4.49%, 06/05/2025	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000080716
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class A
Trading Symbol	TADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[177]
AssetsNet	$ 2,369,813,154
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000080718
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class C
Trading Symbol	TADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.80%	[178]
AssetsNet	$ 2,369,813,154
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081840
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class I
Trading Symbol	TDEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[179]
AssetsNet	$ 2,369,813,154
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000080720
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[180]
AssetsNet	$ 2,369,813,154
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000228027
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class R6
Trading Symbol	TAGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[181]
AssetsNet	$ 2,369,813,154
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000110015
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class T
Trading Symbol	TWMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[182]
AssetsNet	$ 2,369,813,154
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,369,813,154
Number of Portfolio Holdings	62
Portfolio Turnover Rate	20%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	44.1%
Communication Services	16.2
Consumer Discretionary	12.3
Health Care	8.6
Financials	8.4
Industrials	3.4
Consumer Staples	2.8
Real Estate	1.7
Materials	1.6
Energy	0.3
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	8.2%
NVIDIA Corp.	7.9
Microsoft Corp.	7.0
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.0
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.4
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	3.4
Netflix, Inc.	2.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus

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